Subsequent events (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Mar. 12, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent events
Net revenues				$ 32,806	$ 36,051	$ 46,571
Gross Profit				16,747	19,081	23,966
Operating profit				(17,360)	$ (11,644)	$ (24,290)
Amber DWM | Reportable legal entities
Subsequent events
Net revenues		$ 23,411	$ 19,021	42,432
Gross Profit		14,641	12,003	26,644
Operating profit		$ 4,077	$ 1,058	$ 5,135
Subsequent Event | Amber DWM
Subsequent events
Purchase of interests in subsidiaries from non-controlling interests, shares	408,298,700